Earnings Per Share	12 Months Ended
Dec. 31, 2010
Earnings Per Share [Abstract]
EARNINGS PER SHARE
10. EARNINGS PER SHARE
Basic and diluted net income per share attributable to the Company’s ordinary shareholders has been calculated in accordance with ASC 260 for the years ended December 31, 2008, 2009 and 2010 as follows:

	2008	2009	2010
	RMB	RMB	RMB
Numerator:
Income attributable to Shanda Interactive from continuing operations for basic earnings per ordinary share	1,228,674,196	1,595,099,813	583,582,492
Income (loss) attributable to Shanda Interactive from discontinued operations for basic earnings per ordinary share	—	(2,535,542)	30,568,476

Net income attributable to Shanda Interactive for basic earnings per ordinary share	1,228,674,196	1,592,564,271	614,150,968

Income attributable to Shanda Interactive from continuing operations for basic earnings per ordinary share	1,228,674,196	1,595,099,813	583,582,492
Less: Dilution from Shanda Games	—	(7,249,131)	(109,055)

Income attributable to Shanda Interactive from continuing operations for diluted earnings per ordinary share	1,228,674,196	1,587,850,682	583,473,437
Income (loss) attributable to Shanda Interactive from discontinued operations for diluted earnings per ordinary share	—	(2,535,542)	30,568,476

Net income attributable to Shanda Interactive for diluted earnings per ordinary share	1,228,674,196	1,585,315,140	614,041,913

Denominator:
Weighted-average ordinary shares outstanding for basic calculation	142,991,542	134,265,829	120,125,785
Dilutive effect of share options	1,683,360	1,936,559	1,293,407
Dilutive effect of convertible notes	—	2,301,529	1,656,052

Denominator for diluted earnings per share	144,674,902	138,503,917	123,075,244

Earnings per share-Basic
Income attributable to Shanda Interactive from continuing operations	8.59	11.88	4.86
Income (loss) attributable to Shanda Interactive from discontinued operations	—	(0.02)	0.25

Net income attributable to Shanda Interactive	8.59	11.86	5.11

Earnings per share-Diluted
Income attributable to Shanda Interactive from continuing operations	8.49	11.47	4.74
Income (loss) attributable to Shanda Interactive from discontinued operations	—	(0.02)	0.25

Net income attributable to Shanda Interactive	8.49	11.45	4.99

Convertible notes were not included in the computation of diluted EPS in 2008 because the inclusion of such instrument would be anti-dilutive.
For the years ended December 31, 2008, 2009 and 2010, potentially dilutive shares of Shanda Interactive of approximately 1.4 million, 0.3 million and 0.2 million, respectively, were excluded in the computation of diluted earnings per share for these periods as their effect would have been anti-dilutive.
For the years ended December 31, 2008, 2009 and 2010, potentially dilutive shares of Shanda Games of approximately 5.6 million, 4.7 million and 33.6 million, respectively, were excluded in the computation of dilution impact from Shanda Games for these periods as their effect would have been anti-dilutive.
For the years ended December 31, 2009 and 2010, potentially dilutive shares of Ku6 of approximately 46.2 million and 54.6 million, respectively, were excluded in the computation of dilution impact from Ku6 for these periods as their effect would have been anti-dilutive.